Segment Information - Summary of Reconciliation of Segment Operating Revenues (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues	$ 34,775	$ 32,894	$ 32,071	$ 32,128	$ 34,281	$ 32,607	$ 32,203	$ 31,772	$ 131,868	$ 130,863	$ 126,034
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues									122,499	121,296	117,967
Corporate and other
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues									9,812	9,936	8,098
Operating results from divested businesses
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues									0	0	368
Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating Revenues									$ (443)	$ (369)	$ (399)